RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Aug. 31, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	¥ 13,117	$ 1,934	¥ 11,821
Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Allowance for expected credit losses	(37)				¥ (37)
Total	¥ 139				¥ 314
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	srt:AffiliatedEntityMember				srt:AffiliatedEntityMember
Amounts due to related parties	¥ 96				¥ 129
Related party | Trip.com
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	94				265
Amounts due to related parties	52				60
Related party | Trip.com | Commission expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	132		148
Related party | Trip.com | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	10		10
Related party | Trip.com | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	56		61
Related party | Lianquan
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	19				19
Related party | Huamai
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	8				16
Related party | Cjia Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	12				12
Amounts due to related parties	22				20
Related party | Cjia Group | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	20		18
Related party | Cjia Group | Goods sold and service provided
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	12		15
Related party | Cjia Group | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	2		3
Related party | Zhuchuang
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	14				14
Related party | Others
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	29				25
Amounts due to related parties	22				¥ 49
Related party | Azure Fund | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	¥ 9		¥ 10
Related party | Huazhu Azure Capital Partners Inc. | Subsequent Event
RELATED PARTY TRANSACTIONS AND BALANCES
Total offering amount				¥ 1,239